Financial risk management - Summary Of Macro Economic Variables (Detail)	Dec. 31, 2023	Dec. 31, 2022
2023 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate		1.70%
Gross Domestic Product Percentage		2.60%
Unemployment Rate		(13.80%)
Formal average salary rate		(0.70%)
Informal Average Salary rate		1.80%
2023 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate		1.10%
Gross Domestic Product Percentage		2.30%
Unemployment Rate		(10.10%)
Formal average salary rate		(1.40%)
Informal Average Salary rate		1.00%
2023 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate		(0.10%)
Gross Domestic Product Percentage		1.30%
Unemployment Rate		(5.50%)
Formal average salary rate		(3.60%)
Informal Average Salary rate		(1.10%)
2024 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate	3.30%	2.50%
Private Formal Employment Percentage	3.00%
Real Disposable Income Per Capita Percentage	2.30%
Real Formal Salary Percentage	1.30%
Real Informal Salary Percentage	3.30%
Gross Domestic Product Percentage		3.10%
Unemployment Rate		(3.90%)
Formal average salary rate		1.30%
Informal Average Salary rate		3.40%
2024 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate	3.00%	1.70%
Private Formal Employment Percentage	2.70%
Real Disposable Income Per Capita Percentage	2.00%
Real Formal Salary Percentage	1.10%
Real Informal Salary Percentage	2.90%
Gross Domestic Product Percentage		2.50%
Unemployment Rate		(3.70%)
Formal average salary rate		1.00%
Informal Average Salary rate		2.90%
2024 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate	1.80%	1.00%
Private Formal Employment Percentage	1.80%
Real Disposable Income Per Capita Percentage	0.70%
Real Formal Salary Percentage	(2.60%)
Real Informal Salary Percentage	(0.10%)
Gross Domestic Product Percentage		2.00%
Unemployment Rate		(3.50%)
Formal average salary rate		(0.70%)
Informal Average Salary rate		1.30%
2025 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate	2.90%	2.80%
Private Formal Employment Percentage	3.10%
Real Disposable Income Per Capita Percentage	1.80%
Real Formal Salary Percentage	1.70%
Real Informal Salary Percentage	3.00%
Gross Domestic Product Percentage		3.20%
Unemployment Rate		(3.60%)
Formal average salary rate		1.40%
Informal Average Salary rate		3.50%
2025 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate	2.70%	2.30%
Private Formal Employment Percentage	2.90%
Real Disposable Income Per Capita Percentage	1.60%
Real Formal Salary Percentage	1.60%
Real Informal Salary Percentage	2.90%
Gross Domestic Product Percentage		2.80%
Unemployment Rate		(3.50%)
Formal average salary rate		1.20%
Informal Average Salary rate		3.00%
2025 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate	2.80%	1.90%
Private Formal Employment Percentage	2.90%
Real Disposable Income Per Capita Percentage	1.70%
Real Formal Salary Percentage	0.60%
Real Informal Salary Percentage	1.80%
Gross Domestic Product Percentage		2.40%
Unemployment Rate		(3.30%)
Formal average salary rate		0.50%
Informal Average Salary rate		2.30%
2026 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate	2.80%
Private Formal Employment Percentage	2.60%
Real Disposable Income Per Capita Percentage	2.90%
Real Formal Salary Percentage	2.10%
Real Informal Salary Percentage	3.10%
2026 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate	2.40%
Private Formal Employment Percentage	2.50%
Real Disposable Income Per Capita Percentage	2.60%
Real Formal Salary Percentage	1.90%
Real Informal Salary Percentage	2.80%
2026 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate	2.30%
Private Formal Employment Percentage	3.10%
Real Disposable Income Per Capita Percentage	2.30%
Real Formal Salary Percentage	1.00%
Real Informal Salary Percentage	2.20%